SCOPE OF CONSOLIDATION - Joint Ventures Narrative AMNS India (Details) tonne in Millions, t in Millions, $ in Millions					6 Months Ended	12 Months Ended
	Mar. 30, 2023 USD ($)	Mar. 16, 2020 USD ($)	Dec. 16, 2019	Dec. 08, 2019	Jun. 30, 2026 tonne	Dec. 31, 2024 USD ($) service_center km tonne plant plant_system t	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2031 tonne	Dec. 31, 2030 tonne	Dec. 31, 2028 tonne
Disclosure of joint ventures [line items]
Borrowings						$ 11,563
5.146 billion term loan, due 2030
Disclosure of joint ventures [line items]
Notional amount		$ 5,100
Borrowings maturity, term		10 years
5.146 billion term loan, due 2030 | Tranche A
Disclosure of joint ventures [line items]
Notional amount						2,000
5.146 billion term loan, due 2030 | Tranche B
Disclosure of joint ventures [line items]
Notional amount						1,000
5.146 billion term loan, due 2030 | Tranche C
Disclosure of joint ventures [line items]
Notional amount						$ 2,000
AMNS India
Disclosure of joint ventures [line items]
Crude steel capacity | tonne						8.8
Proportion of ownership interest in joint venture (in percent)			60.00%	60.00%		60.00%	60.00%	60.00%
Number of iron ore beneficiation plants | plant						2
Number of service centers | service_center						6
Number of pellet plant systems | plant_system						2
Production capacity, number of pellet tonnes per annum | t						16
Length connecting transmission line | km						100
Contractual capital commitments						$ 7,700
Capacity of rolled products | tonne						15.0
AMNS India | Forecast
Disclosure of joint ventures [line items]
Capacity of rolled products | tonne					15.0
AMNS India | Forecast | Top of range
Disclosure of joint ventures [line items]
Capacity of steelmaking | tonne									40.0
AMNS India | Forecast | Top of range | Phase 2A
Disclosure of joint ventures [line items]
Capacity of steelmaking | tonne											18.0
AMNS India | Forecast | Top of range | Phase 2B
Disclosure of joint ventures [line items]
Capacity of steelmaking | tonne										24.0
AMNS India | Debottlenecking
Disclosure of joint ventures [line items]
Contractual capital commitments						$ 800
AMNS India | Downstream
Disclosure of joint ventures [line items]
Contractual capital commitments						1,000
AMNS India | Upstream
Disclosure of joint ventures [line items]
Contractual capital commitments						5,700
AMNS India | Operational readiness
Disclosure of joint ventures [line items]
Contractual capital commitments						$ 200
AMNS India | Kirandul-Vizag system
Disclosure of joint ventures [line items]
Production capacity, number of pellet tonnes per annum | t						8
AMNS India | Dabuna-Paradeep system
Disclosure of joint ventures [line items]
Production capacity, number of pellet tonnes per annum | t						12
AMNS Luxembourg | 5 billion Japanese floating rate term loan
Disclosure of joint ventures [line items]
Borrowings maturity, term	10 years
Borrowings	$ 5,000
NSC | AMNS India
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)				40.00%